Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 01, 2013	Oct. 02, 2012	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Operating activities
Net income	$ 4,257	$ 3,604	$ 5,163	$ 3,829	$ 2,378
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	15,074	12,165	16,719	14,501	13,932
Provision (benefit) for deferred income taxes	366	4	2,607	1,520	(419)
Excess tax benefit on stock-based compensation			(27)	(109)	0
Asset disposals, closure costs and restaurant impairments	837	663	1,278	1,629	2,815
Amortization of debt issuance costs and debt extinguishment expense	82	3,170	3,227	1,013	155
Stock-based compensation	4,065	921	1,234	1,327	5,610
Other noncash	(205)	(209)	(341)	892	(250)
Changes in operating assets and liabilities:
Accounts receivable and income tax receivable	(1,276)	536	(1,104)	274	(2,384)
Inventories	(1,040)	(1,025)	(1,447)	(680)	(572)
Prepaid expenses and other assets	(1,050)	(575)	(644)	(63)	(743)
Accounts payable	787	(805)	(155)	80	270
Deferred rent	4,583	2,534	4,369	2,290	2,973
Income taxes	1,904	1,016
Accrued expenses and other liabilities	4,078	3,378	1,190	1,419	840
Net cash provided by operating activities	32,462	25,377	32,069	27,922	24,605
Investing activities
Purchases of property and equipment	(39,788)	(30,525)	(47,384)	(30,047)	(26,933)
Net cash used in investing activities	(39,788)	(30,525)	(47,384)	(30,047)	(26,933)
Financing activities
Proceeds from issuances of notes payable	101,731	60,128	105,697	111,771	57,624
Payments on notes payable	(194,498)	(54,094)	(89,549)	(65,498)	(59,462)
(Payments on) proceeds from bridge financing			0	(45,977)	45,000
Debt issuance costs	0	(752)	(754)	(4,226)	0
Change in restricted cash related to equity recapitalization			0	189,388	(189,388)
Change in shareholder escrow-equity recapitalization			0	(189,502)	(5,484)
Cash settlement of outstanding options, net			0	0	(7,264)
Payment of payroll taxes associated with equity recapitalization			0	(6,602)	0
Issuance of common stock, net of transaction expenses	100,101	(48)	(48)	(133)	174,042
Proceeds from exercise of stock options			0	16	147
Excess tax benefit on stock-based compensation			27	109	0
Net cash provided by (used in) financing activities	7,334	5,234	15,373	(10,654)	15,215
Net increase (decrease) in cash and cash equivalents	8	86	58	(12,779)	12,887
Cash and cash equivalents
Beginning of year	581	523	523	13,302	415
End of year	$ 589		$ 581	$ 523	$ 13,302